UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON D.C. 20549
                             FORM 13F
                     FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 09/30/2008
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                             Cambridge Financial Group, Inc.
Address:                          4100 Horizons Drive
                                  Suite 200
                                  Columbus, OH  43220
13F File Number:

The institutional investment manager filing this report
and the person by whom it is signed hereby represent that
the person signing the report is authorized to submit it,
that all information contained herein is true, correct
and complete, and that it is understood that all required
items, statements, schedules, lists, and tables, are
considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:                 Gregory J. Bauer
Title:                Managing Director
Phone:                614-457-1530
Signature,            Place,                and Date of Signing:
                      Columbus, Ohio        10/14/2008
Report Type (Check only one.):
                               [ X]        13F HOLDINGS REPORT.
                               [  ]        13F NOTICE.
                               [  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
Form 13F Information Table Entry Total:      30
Form 13F Information Table Value Total:      865240
List of Other Included Managers:
No.  13F File Number

Information Table:

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
______________________________ ________________ _________ ________ ________ ___ ____ _______ ____________ ________ ________ ________
Apple Computer                  COM             037833100    22087   194327 SH       SOLE                   194327
ARCHER DANIELS MIDLAND CO       COM             039483102    22304  1017995 SH       SOLE                  1017995
AMAZON.COM                      COM             023135106    32862   451654 SH       SOLE                   451654
Burlington Northern Santa Fe    COM             12189T104    33084   357932 SH       SOLE                   357932
CATERPILLAR INC DEL             COM             149123101    28032   470328 SH       SOLE                   470328
Colgate-Palmolive Co            COM             194162103    33331   442347 SH       SOLE                   442347
Consolidated Energy Inc.        COM             20854P109    17219   375221 SH       SOLE                   375221
ConocoPhillips                  COM             20825C104    29635   404578 SH       SOLE                   404578
CSX CORP                        COM             126408103    34556   633232 SH       SOLE                   633232
DIRECTV GROUP INC               COM             25459L106    38525  1471538 SH       SOLE                  1471538
EOG RESOURCES                   COM             26875P101    26053   291230 SH       SOLE                   291230
EXPRESS SCRIPTS                 COM             302182100    37702   510727 SH       SOLE                   510727
GENERAL ELECTRIC CO             COM             369604103    27343  1072278 SH       SOLE                  1072278
Halliburton Co.                 COM             406216101    23488   725152 SH       SOLE                   725152
HEWLETT PACKARD CO              COM             428236103    35976   778028 SH       SOLE                   778028
INTERNATIONAL BUSINESS MACHS    COM             459200101    33399   285560 SH       SOLE                   285560
Johnson Controls                COM             478366107    31476  1037794 SH       SOLE                  1037794
LEHMAN BROS HLDGS INC           COM             524908100        0     2255 SH       SOLE                     2255
MCDONALDS CORP                  COM             580135101    37222   603269 SH       SOLE                   603269
MONSANTO CO NEW                 COM             61166W101    30656   309724 SH       SOLE                   309724
Microsoft                       COM             594918104    29027  1087569 SH       SOLE                  1087569
Nat'l Oilwell Varco             COM             637071101    22540   448726 SH       SOLE                   448726
ORACLE CORP                     COM             68389X105    33696  1659099 SH       SOLE                  1659099
ROHM & HAAS CO                  COM             775371107    44585   636929 SH       SOLE                   636929
DONNELLEY R R & SONS CO         COM             257867101    25811  1052228 SH       SOLE                  1052228
Raytheon Co                     COM             755111507    27858   520612 SH       SOLE                   520612
Schlumberger                    COM             806857108    27759   355470 SH       SOLE                   355470
Southwestern Energy Co          COM             845467109    25612   838633 SH       SOLE                   838633
WAL MART STORES INC             COM             931142103    35656   595366 SH       SOLE                   595366
United States Steel Corp        COM             912909108    17746   228656 SH       SOLE                   228656